2. Significant Accounting Policies (Sept 2019 Note) (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017
Restricted Cash	$ 0	$ 0	$ 400,543		$ 568,673
Allowance for doubtful accounts	0	0	0		110,658
Reserve for obsolete inventory	26,097	26,097	26,097		26,097
Lease liability	2,071,903	2,071,903		$ 2,071,903
Right of use asset	4,115,532	4,115,532	0	2,153,747
Accumulated amortization of right to use asset	284,797	284,797		124,070
Deferred rent				$ 37,920
Cumulative effect of adoption of ASC		(4,306)
Uninsured cash balances	$ 279,412	$ 279,412	$ 2,183,875		$ 6,379,322
Sales Revenue, Net [Member] | Two Customer [Member]
Concentration risk percentage	94.00%	78.00%
Accounts Receivable [Member] | One Customer
Concentration risk percentage		85.00%	98.00%